Prepaid lease rentals (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid lease rentals [Abstract]:
Initial recognition of prepaid lease rentals	$ 49,817
Less: Amortization of prepaid lease rentals	(4,024)	0	0
Prepaid lease rentals	45,793
Less: Current portion	(4,982)	0
Non-current portion	$ 40,811	$ 0